FAIR VALUE MEASUREMENTS - Schedule of fair value hierarchy of financial assets and liabilities measured at fair value on recurring basis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables represent the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$187,931	$—	$—	$187,931
Marketable securities	360,703	597,354	—	958,057
Foreign currency derivative assets	—	22,128	—	22,128
Financial liabilities:
Foreign currency derivative liabilities	—	(11,222)	—	(11,222)
Contingent consideration (*)	—	—	(89,531)	(89,531)

	$548,634	$608,260	$(89,531)	$1,067,363
(*) Related to Base44 acquisition, as described in Note 3. The contingent consideration liability includes $5,822 classified within accrued expenses and other current liabilities and $83,709 classified within other long-term liabilities on the Company’s consolidated balance sheet.
NOTE 4:- FAIR VALUE MEASUREMENTS (Cont.)

	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$450,398	$—	$—	$450,398
Marketable securities	282,384	62,344	—	344,728
Foreign currency derivative assets	—	13,144	—	13,144
Financial liabilities:
Foreign currency derivative liabilities	—	(2)	—	(2)

	$732,782	$75,486	$—	$808,268
In accordance with ASC 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices for identical assets in active markets or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company estimates the fair value of the contingent consideration liability using a Monte Carlo simulation model, which incorporates significant unobservable inputs, including projected revenue-related metrics and revenue volatility (50%), based on the earnout formula specified in the purchase agreement. The contingent consideration liability is classified as Level 3. The valuation assumptions are reviewed regularly and require significant judgment. Changes in business or economic conditions could materially impact the fair value of the liability.

Business Combination, Contingent Consideration, Liability, Current	$ 5,822	$ 0
Business Combination, Contingent Consideration, Liability, Noncurrent	$ 83,709
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
A rollforward of the fair value of the contingent consideration liability for the year ended December 31, 2025 is as follows:

Fair Value

Balance as of December 31, 2024	$—

Acquisition of Base44 (Note 3)	74,100
Change in fair value	15,431

Balance as of December 31, 2025	$89,531

Financial liabilities:
Business Combination, Contingent Consideration, Liability, Measurement Input	0.50
Contingent consideration
Financial liabilities:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases	$ 74,100
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	15,431
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	89,531	0
Fair Value, recurring
Financial liabilities:
Fair Value, Net Asset (Liability)	1,067,363	808,268
Fair Value, recurring | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	(11,222)	(2)
Fair Value, recurring | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	22,128	13,144
Fair Value, recurring | Money market funds
Financial assets:
Assets, Fair Value Disclosure	187,931	450,398
Fair Value, recurring | Contingent consideration
Financial liabilities:
Financial Liabilities Fair Value Disclosure	(89,531)
Fair Value, recurring | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	958,057	344,728
Fair Value, recurring | Level 1
Financial liabilities:
Fair Value, Net Asset (Liability)	548,634	732,782
Fair Value, recurring | Level 1 | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	0	0
Fair Value, recurring | Level 1 | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 1 | Money market funds
Financial assets:
Assets, Fair Value Disclosure	187,931	450,398
Fair Value, recurring | Level 1 | Contingent consideration
Financial liabilities:
Financial Liabilities Fair Value Disclosure	0
Fair Value, recurring | Level 1 | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	360,703	282,384
Fair Value, recurring | Level 2
Financial liabilities:
Fair Value, Net Asset (Liability)	608,260	75,486
Fair Value, recurring | Level 2 | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	(11,222)	(2)
Fair Value, recurring | Level 2 | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	22,128	13,144
Fair Value, recurring | Level 2 | Money market funds
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 2 | Contingent consideration
Financial liabilities:
Financial Liabilities Fair Value Disclosure	0
Fair Value, recurring | Level 2 | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	597,354	62,344
Fair Value, recurring | Level 3
Financial liabilities:
Fair Value, Net Asset (Liability)	(89,531)	0
Fair Value, recurring | Level 3 | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	0	0
Fair Value, recurring | Level 3 | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 3 | Money market funds
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 3 | Contingent consideration
Financial liabilities:
Financial Liabilities Fair Value Disclosure	(89,531)
Fair Value, recurring | Level 3 | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	$ 0	$ 0